Schedule of merger agreement (Details) - USD ($)	Jan. 31, 2022	Apr. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Consideration: 1,666,360 shares of common stock of the Company	$ 11,331,248	$ 11,331,248
Payment of promissory notes and interest	3,817,516	3,817,516
Total consideration	15,148,764	15,148,764
Cash	358,634	358,634
Current assets	8,894	8,894
Accounts payable	(29,023)	(29,023)
Platform users	7,080,319	7,080,319
Platform investors	6,288,392	6,288,392
Platform issuers	903,125	903,125
Unpatented technology	532,118	532,118
Total identifiable net assets	$ 15,148,764	$ 15,148,764